Cover	Jan. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 31, 2025
Entity Registrant Name	RED TRAIL ENERGY, LLC
Entity Incorporation, State or Country Code	ND
Entity File Number	000-52033
Entity Tax Identification Number	76-0742311
Entity Address, Address Line One	P.O. Box 11, 3682 Highway 8 South
Entity Address, City or Town	Richardton
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58652
City Area Code	701
Local Phone Number	974-3308
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001359687